GOODWILL (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Writedown of goodwill	$ (2,709,239)	$ (1,518,328)	$ (3,047,605)